Borrowings - Principal payments (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
June 30, 2024	$ 32,028
June 30, 2025	17,444
June 30, 2026	504,506
June 30, 2027	121,202
Total	$ 675,180	$ 686,844